OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Assets

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current
Work in progress (1)	$397	$427
Prepayments and other assets	307	274
Assets held for sale	17	1
Total current	$721	$702
Non-current
Prepayments and other assets	$223	$218
Total non-current	$223	$218
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(1)See Note 15 for additional information.